Employee benefit plans (Summary of Fair Value of Classes of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 815,483	¥ 758,306	¥ 692,801
Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	1,612,879	1,483,889	1,369,236
Investments | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	240,957	194,289
Investments | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	75,479	65,222
Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	376,042	359,140
Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	823,097	765,887
Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	178,476	207,036
Equity securities | Common stocks | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	620,281	585,052
Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	197,566	152,104
Equity securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	202,816	180,835
Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	136,602	146,590
Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	410,415	376,291
Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	11,642	36,430
Debt securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	284,870	248,498
Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	89,928	76,730
Debt securities | Government bonds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	88,959	87,958
Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	35,032	33,430
Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	36,586	39,835
Insurance Contracts | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	201,141	199,779
Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	61,882	58,287
Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	102,747	76,710
Level 1 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	280,891	297,299
Level 1 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	750,686	715,093
Level 1 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	178,476	207,036
Level 1 | Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	620,281	585,052
Level 1 | Equity securities | Common stocks | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	178,476	207,036
Level 1 | Equity securities | Common stocks | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	620,281	585,052
Level 1 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	89,928	76,730
Level 1 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	88,959	87,958
Level 1 | Debt securities | Government bonds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	89,928	76,730
Level 1 | Debt securities | Government bonds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	88,959	87,958
Level 1 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	12,487	13,533
Level 1 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	41,446	42,083
Level 2 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	262,347	235,815
Level 2 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	786,695	702,997
Level 2 | Equity securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	197,566	152,104
Level 2 | Equity securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	202,816	180,835
Level 2 | Equity securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	197,566	152,104
Level 2 | Equity securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	202,816	180,835
Level 2 | Debt securities | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	46,674	69,860
Level 2 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	321,437	288,252
Level 2 | Debt securities | Commingled funds | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	11,642	36,430
Level 2 | Debt securities | Commingled funds | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	284,870	248,498
Level 2 | Debt securities | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	35,032	33,430
Level 2 | Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	36,567	39,754
Level 2 | Insurance Contracts | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	201,141	199,779
Level 2 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	18,107	13,851
Level 2 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	61,301	34,131
Level 3 | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	31,288	30,903
Level 3 | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	19	577	2,664	¥ 1,251
Level 3 | Debt securities | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	19	81	146	233
Level 3 | Debt securities | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	19	81
Level 3 | Other | Foreign Plans
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets	¥ 31,288	30,903	30,758	17,511
Level 3 | Other | Japan
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets		¥ 496	¥ 2,518	¥ 1,018